Short term investments (Details Narrative) - USD ($)	6 Months Ended		12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Dec. 30, 2023
Cash and Cash Equivalents [Abstract]
Gain (loss) from short term investments	$ 0	$ 84,634
Allowance for credit losses	$ 1,888,662		$ 1,888,662